Property and Equipment (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment
Office furniture, equipment and software	$ 206,000	$ 206,000	$ 206,000
Less accumulated depreciation	(206,000)	(205,000)	(204,000)
Property and equipment	$ 0	$ 1,000	$ 2,000